Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Jun. 20, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value per share (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	750,000,000	750,000,000	750,000,000	1,000
Common stock, shares issued (in shares)	77,400,000		59,000,000	100
Common stock, shares outstanding (in shares)	77,400,000		59,000,000	100